Deconsolidation of subsidiary	12 Months Ended
Dec. 31, 2012
Deconsolidation of subsidiary [Abstract]
Deconsolidation of subsidiary
Note 11 – Deconsolidation of subsidiary

Prior to February 23, 2011, Seawell Ltd was a consolidated subsidiary of Seadrill. On February 23, 2011, the stockholders in Allis-Chalmers Inc approved a merger agreement and a plan of merger, involving Allis-Chalmers, Seawell and Wellco Sub Company, pursuant to which Allis-Chalmers became a subsidiary of Seawell. At the same time Seawell was renamed Archer.

As of February 23, 2011, we held 117,798,650 shares in Archer. Based on closing share price of NOK34.00 on February 23, 2011, this ownership had a gross value of $711 million. As a consequence of the merger, our ownership interest in Archer was reduced from 52.3% to 36.4%, and as such, Archer was deconsolidated as of February 23, 2011.

A change in control is considered a re-measurement event; therefore, upon losing control of Archer, we re-measured at fair value any retained equity interest in the former subsidiary.

(In US$ millions)	December 31, 2011

Fair value of the consideration received	-
Fair value of the retained non-controlling investment	711
The carrying amount of non-controlling interest in Archer	330
The carrying amount of Archer's assets and liabilities	(564)
Accumulated translation adjustments recycled from OCI into profit & loss	70
Accumulated actuarial loss recycled from OCI into profit & loss	(7)
Total gain	540

Subsequent to the deconsolidation, the Company purchased shares in Archer for $167 million, increasing our ownership to 39.9%. The total carrying value was impaired in 2012 and 2011, refer note 10 "Impairment loss on marketable securities and investments in associated companies."

In August 2010, Archer issued 115,400,000 new shares of par value $2.00 each at a price of NOK23.00 per share, raising a total of NOK2.6 billion. The Company subscribed for 34,873,000 of the new shares and, at the same time purchased an additional 1,757,000 shares. As a result, the Company's shareholding was reduced from 73.8% to 52.3%. Following the FASB authoritative guidance amending the accounting and reporting requirements for decreases in ownership of a subsidiary, issued in January 2010, this transaction was recorded as non-controlling interest in the balance sheet.